Other Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other expenses [abstract]
Foreign exchange losses, net			$ 716	$ 914	$ 1,037
Others			15	9	120
Other expenses	$ 349	$ 328	$ 731	$ 923	$ 1,157